ACQUIRED INTANGIBLE ASSETS, NET (Details 2)	Dec. 31, 2016 USD ($)
Finite-Lived Intangible Assets [Line Items]
2017	$ 8,132,191
2018	8,132,191
2019	8,012,449
2020	3,745,307
2021	$ 1,858,475